ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2021
Varian Biopharmaceuticals [Member]
ACCRUED EXPENSES

NOTE 5 – ACCRUED EXPENSES

Accrued expenses consisted of the following at December 31, 2021 and 2020:

	2021	2020

Accrued payroll	$225,000	$100,000
Accrued board of director fees	52,500	17,500
Accrued consulting fees - related party	170,000	60,000
Accrued legal fees	134,853	—
Accrued other	29,391	—
Accrued expenses	$611,744	$177,500

The accrued consulting fees are payable to a member of the board of directors. Total consulting expenses for the member of the board of directors for the years ended December 31, 2021 and 2020 were $60,000 and $120,000, respectively.

Total expenses for board of director fees for the years ended December 31, 2021 and 2020 were $35,000 and $17,500, respectively.